First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.7%
5,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	$5,500,000
	Total Investments – 0.7%	5,500,000
	(Cost $5,500,000) (b)
	Net Other Assets and Liabilities – 99.3%	828,689,974
	Net Assets – 100.0%	$834,189,974
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2021:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	156	$9,787,440	Apr–21	$594,907
Brent Crude Oil Futures	130	8,100,300	May–21	231,034
Brent Crude Oil Futures	124	7,678,080	Jun–21	(26,238)
Cattle Feeder Futures	88	6,330,500	Apr–21	161,149
Cattle Feeder Futures	5	373,500	May–21	(462)
Cocoa Futures	363	8,523,240	May–21	(644,180)
Cocoa Futures	740	17,649,000	Jul–21	(91,589)
Coffee “C” Futures	329	15,236,813	May–21	(651,342)
Copper Futures	584	58,334,300	May–21	1,050,643
Corn Futures	1,156	32,613,650	May–21	1,211,195
Corn Futures	404	11,059,500	Jul–21	490,897
Cotton No. 2 Futures	466	18,845,040	May–21	(1,301,849)
Cotton No. 2 Futures	7	287,595	Jul–21	0
Gasoline RBOB Futures	270	22,222,998	Apr–21	1,570,552
Gasoline RBOB Futures	223	18,297,417	May–21	895,747
Gasoline RBOB Futures	213	17,332,875	Jun–21	26,650
Gold 100 Oz. Futures	297	50,953,320	Jun–21	(595,546)
Kansas City Hard Red Winter Wheat Futures	815	23,461,812	May–21	(1,869,602)
Lean Hogs Futures	543	22,871,160	Jun–21	260,350
Live Cattle Futures	339	16,665,240	Jun–21	459,075
LME Aluminum Futures	862	47,598,562	Jun–21	(249,316)
LME Lead Futures	423	20,851,256	Jun–21	(556,617)
LME Nickel Futures	399	38,450,034	Jun–21	(3,801,483)
LME Zinc Futures	334	23,519,862	Jun–21	(309,912)
Low Sulphur Gasoil “G” Futures	208	10,556,000	May–21	404,275
Low Sulphur Gasoil “G” Futures	191	9,736,225	Jun–21	(263,761)
Low Sulphur Gasoil “G” Futures	183	9,360,450	Jul–21	(55,244)
Natural Gas Futures	524	15,976,760	Dec–21	(591,892)
Natural Gas Futures	622	18,610,240	Jan–22	(428,352)
NY Harbor ULSD Futures	245	18,211,242	Apr–21	(125,985)
NY Harbor ULSD Futures	210	15,636,096	May–21	(70,928)
Platinum Futures	303	18,051,225	Jul–21	14,371
Silver Futures	321	39,373,860	May–21	(3,548,162)
Soybean Futures	715	51,363,813	May–21	1,213,075
Soybean Meal Futures	599	25,349,680	May–21	216,108
Soybean Oil Futures	1,076	34,165,152	May–21	2,364,319
Soybean Oil Futures	378	11,512,368	Jul–21	327,645
Sugar #11 (World) Futures	1,064	17,601,114	Apr–21	(1,596,986)
Sugar #11 (World) Futures	374	6,186,858	Jun–21	(4,586)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
WTI Crude Futures	107	$6,332,260	May–21	$439,596
WTI Crude Futures	116	6,847,480	Jun–21	(622,932)
WTI Crude Futures	105	6,115,200	Aug–21	(137,140)
	Total	$818,029,517		$(5,612,516)

(a)	Rate shown reflects yield as of March 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,931,588 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,544,104. The net unrealized depreciation was $5,612,516. The unrealized amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 5,500,000	$ 5,500,000	$ —	$ —
Futures Contracts	11,931,588	11,931,588	—	—
Total	$ 17,431,588	$ 17,431,588	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (17,544,104)	$ (17,544,104)	$ —	$ —